Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of estimated useful lives in years of satellites, property and other equipment
Years
Satellites	12 to 15
Right-of-use assets	2 to 27
Antennas, satellite control & communication equipment	8 to 20
Building, equipment & other	3 to 25
Years
Revenue backlog	17
Customer relationships	20 to 21
Customer contracts	15
Concession rights	5 to 15
Transponder rights	16
Software	5
Patents	18